AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 109.6%
Asset-Backed Securities — 6.6%
Cayman Islands — 5.4%
AGL CLO Ltd.,
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.575%(c)	01/15/33	1,600	$ 1,588,009
Atlas Senior Loan Fund,
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.702%(c)	07/20/32	5,400	5,381,144
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.045%(c)	07/25/30	4,600	4,546,871
CarVal CLO Ltd.,
Series 2019-01A, Class AN, 144A, 3 Month LIBOR + 1.480% (Cap N/A, Floor 1.480%)
1.752%(c)	04/20/32	4,000	3,989,876
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.095%(c)	01/27/28	3,288	3,266,889
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.272%(c)	04/18/31	3,000	2,940,451
Columbia Cent CLO Ltd.,
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.919%(c)	07/20/31	3,000	2,999,952
Crown City CLO,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
2.857%(c)	07/20/30	1,200	1,199,920
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	07/15/26	1,397	1,396,769
Elmwood CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.422%(c)	04/15/33	4,000	3,978,521
ICG US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.331%(c)	04/21/31	5,000	4,896,457
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.395%(c)	04/25/30	2,150	2,128,250
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.025%(c)	04/15/29	5,550	5,467,350
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.628%(c)	04/14/33	1,400	1,375,373
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.725%(c)	10/15/32	3,000	$ 2,989,184
Ocean Trails CLO,
Series 2019-07A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.273%(c)	04/17/30	4,300	4,261,915
Parallel Ltd.,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.558%(c)	07/20/31	2,500	2,502,390
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.225%(c)	04/15/29	3,150	3,117,653
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.406%(c)	01/23/29	1,100	1,091,867
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.425%(c)	10/26/31	2,000	1,975,550
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.642%(c)	01/20/32	1,900	1,894,298
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.025%(c)	04/15/33	2,675	2,659,836
			65,648,525
United States — 1.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.618%(c)	01/25/36	2,200	2,160,923
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.348%(c)	12/27/66	4,254	4,254,061
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.913%(cc)	07/25/59	592	617,219
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.198%(c)	12/27/66	913	903,016
North Carolina State Education Assistance Authority,
Series 2012-01, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.948%(c)	07/25/39	3,559	3,497,090
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.997%(c)	10/28/41	728	708,880
A1

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.360%(c)	12/15/32	1,864	$ 1,677,999
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	01/25/37	871	853,667
			14,672,855

Total Asset-Backed Securities (cost $80,006,023)			80,321,380
Commercial Mortgage-Backed Securities — 0.2%
United States
BANK,
Series 2018-BN10, Class D, 144A
2.600%(cc)	02/15/61	200	144,299
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.674%(cc)	02/15/50	200	152,950
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class D, 144A
2.600%	02/15/53	650	499,088
Commercial Mortgage Trust,
Series 2017-COR2, Class D, 144A
3.000%	09/10/50	350	279,539
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	400	321,255
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class D, 144A
5.054%(cc)	11/15/51	300	274,642
DBJPM Mortgage Trust,
Series 2017-C06, Class D, 144A
3.375%(cc)	06/10/50	600	521,081
GS Mortgage Securities Trust,
Series 2019-GC42, Class D, 144A
2.800%	09/01/52	350	294,465
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	550	423,559

Total Commercial Mortgage-Backed Securities (cost $2,407,668)			2,910,878
Corporate Bonds — 39.2%
Australia — 0.8%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	1,500	1,554,457
Commonwealth Bank of Australia,
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34	2,050	2,219,877
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	1,150	1,232,055
4.125%	03/12/24	1,175	1,271,104
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Australia (cont’d.)
4.625%	04/29/24		1,350	$ 1,487,841
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
3.763%(ff)	11/28/28		600	652,127
Origin Energy Finance Ltd.,
Sr. Unsec’d. Notes, EMTN
1.000%	09/17/29	EUR	700	806,895
				9,224,356
Austria — 0.4%
Erste Group Bank AG,
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	600	754,471
JAB Holdings BV,
Gtd. Notes
1.000%	12/20/27	EUR	1,100	1,285,405
3.375%	04/17/35	EUR	1,800	2,492,322
				4,532,198
Belgium — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26		150	167,971
4.900%	02/01/46		1,300	1,592,786
Anheuser-Busch InBev SA,
Gtd. Notes
3.700%	04/02/40	EUR	2,100	3,156,889
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		1,150	1,381,857
4.750%	01/23/29		250	304,093
				6,603,596
Bermuda — 0.2%
Bacardi Ltd.,
Gtd. Notes
2.750%	07/03/23	EUR	700	858,069
Gtd. Notes, 144A
4.700%	05/15/28		1,300	1,512,541
				2,370,610
Brazil — 0.1%
Banco do Brasil SA,
Jr. Sub. Notes
6.250%(ff)	—(rr)		410	384,362
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A
4.625%(ff)	—(rr)		200	174,835
Petrobras Global Finance BV,
Gtd. Notes
5.093%	01/15/30		20	20,997
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		100	118,223
				698,417

A2

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25		2,240	$ 2,296,792
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26		1,540	1,601,468
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24		1,226	1,149,561
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25(a)		1,500	1,613,385
				6,661,206
Cayman Islands — 0.1%
Global Aircraft Leasing Co. Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		2,539	1,436,927
China — 2.6%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 1906
3.740%	07/12/29	CNH	8,240	1,210,446
Unsec’d. Notes, Series 2004
2.960%	04/17/30	CNH	57,370	7,877,872
Bluestar Finance Holdings Ltd.,
Gtd. Notes
3.875%(ff)	—(rr)		1,160	1,160,681
China Development Bank,
Unsec’d. Notes, Series 1806
4.730%	04/02/25	CNH	31,900	4,933,939
Unsec’d. Notes, Series 1910
3.650%	05/21/29	CNH	90,050	13,150,315
CNAC Finbridge Co. Ltd.,
Gtd. Notes
3.000%	09/22/30		250	247,745
3.875%	06/19/29		200	212,116
Easy Tactic Ltd.,
Sr. Sec’d. Notes
5.875%	02/13/23		200	168,989
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.875%	11/13/29		800	825,749
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	222,002
5.500%	01/16/25		400	445,885
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
11.250%	04/16/25		200	196,049
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30		200	215,151
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	215,151
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
China (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	$ 204,423
				31,286,513
Denmark — 0.1%
Danske Bank A/S,
Sub. Notes, EMTN
1.375%(ff)	02/12/30	EUR	1,050	1,220,218
France — 3.5%
Aeroports de Paris,
Sr. Unsec’d. Notes
1.000%	01/05/29	EUR	1,000	1,160,307
2.750%	04/02/30	EUR	1,000	1,326,665
Airbus SE,
Sr. Unsec’d. Notes
2.000%	04/07/28	EUR	950	1,197,750
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	2,150	2,733,960
2.375%	06/09/40	EUR	1,000	1,191,892
Altice France SA,
Sr. Sec’d. Notes, 144A
4.125%	01/15/29	EUR	575	674,159
AXA SA,
Sub. Notes, EMTN
3.250%(ff)	05/28/49	EUR	350	460,098
BNP Paribas SA,
Sr. Unsec’d. Notes
3.375%	01/09/25(a)		1,900	2,058,593
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		1,000	1,031,116
3.375%	01/09/25		2,250	2,437,807
Sr. Unsec’d. Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,800	3,559,508
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		1,900	2,108,396
Sub. Notes, EMTN
2.625%(ff)	10/14/27	EUR	250	303,217
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,700	1,701,946
4.000%	09/12/23		4,990	5,421,840
Capgemini SE,
Sr. Unsec’d. Notes
2.375%	04/15/32	EUR	1,800	2,432,545
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		750	764,499
3.750%	04/24/23		750	803,822
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28		2,850	3,387,071
Sr. Unsec’d. Notes, EMTN
2.000%	10/02/30	EUR	400	528,953
La Mondiale SAM,
Sub. Notes
2.125%	06/23/31	EUR	1,000	1,168,182

A3

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	700	$ 914,525
Societe Generale SA,
Jr. Sub. Notes
6.750%(ff)	—(a)(rr)		750	785,907
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29	EUR	3,100	3,876,829
SPCM SA,
Sr. Unsec’d. Notes, 144A
2.625%	02/01/29	EUR	850	994,135
				43,023,722
Germany — 1.6%
Bayer Capital Corp. BV,
Gtd. Notes
1.500%	06/26/26	EUR	400	496,204
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		1,300	1,419,109
4.250%	12/15/25		2,050	2,343,621
Commerzbank AG,
Jr. Sub. Notes
6.125%(ff)	—(rr)	EUR	1,600	1,831,454
Sub. Notes, EMTN
4.000%	03/23/26	EUR	900	1,123,289
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		1,100	1,107,141
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		300	301,374
Sub. Notes, EMTN
4.500%	05/19/26	EUR	400	498,415
Deutsche Telekom AG,
Sr. Unsec’d. Notes, 144A
3.625%	01/21/50		900	999,500
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38		600	762,383
E.ON SE,
Sr. Unsec’d. Notes, EMTN
0.375%	09/29/27	EUR	1,050	1,250,779
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes, EMTN
—%(p)	07/04/24	EUR	4,450	5,337,896
Landesbank Baden-Wuerttemberg,
Sub. Notes, EMTN
3.625%	06/16/25	EUR	450	571,095
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26(a)		1,285	1,226,318
				19,268,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		3,150	$ 3,180,205
4.625%	07/01/22		3,000	3,072,280
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		2,500	2,710,021
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		750	716,875
				9,679,381
Italy — 0.4%
ASTM SpA,
Sr. Sec’d. Notes, EMTN
3.375%	02/13/24	EUR	650	816,263
Enel Finance International NV,
Gtd. Notes, EMTN
0.375%	06/17/27	EUR	500	588,960
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	217,173
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24	EUR	750	932,368
UniCredit SpA,
Jr. Sub. Notes
7.500%(ff)	—(rr)	EUR	900	1,139,685
8.000%(ff)	—(rr)		700	745,351
				4,439,800
Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.751%	07/18/39		1,500	1,727,045
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		550	557,425
3.522%	09/17/25		750	757,070
4.345%	09/17/27		1,000	1,003,041
SoftBank Group Corp.,
Sr. Unsec’d. Notes
5.125%	09/19/27		200	200,579
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
1.375%	07/09/32	EUR	850	1,033,155
2.000%	07/09/40	EUR	700	872,661
				6,150,976
Luxembourg — 0.4%
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29	EUR	1,050	1,229,317
Sr. Unsec’d. Notes, EMTN
2.000%	02/15/24	EUR	1,000	1,214,551
2.200%	07/24/25	EUR	700	860,711

A4

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Luxembourg (cont’d.)
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	1,050	$ 1,298,636
3.250%	11/13/28	EUR	650	864,287
				5,467,502
Mexico — 0.2%
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		680	602,350
5.500%	10/31/46		305	247,539
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		310	264,788
5.500%	10/31/46		200	162,321
5.500%	07/31/47		300	244,410
Trust Fibra Uno,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	432,159
				1,953,567
Netherlands — 0.8%
ABN AMRO Bank NV,
Sub. Notes, EMTN
2.875%(ff)	01/18/28	EUR	1,000	1,227,410
Cooperatieve Rabobank UA,
Sub. Notes
3.875%	07/25/23	EUR	550	710,415
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		6,250	6,601,845
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.400%	05/01/30		750	820,500
				9,360,170
Russia — 0.2%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		960	1,071,055
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37		180	254,912
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes
3.250%	02/25/30		280	279,883
Lukoil Securities BV,
Gtd. Notes
3.875%	05/06/30		930	982,889
Gtd. Notes, 144A
3.875%	05/06/30		300	317,061
				2,905,800
South Africa — 0.0%
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22		200	194,405
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
South Africa (cont’d.)
Sasol Financing USA LLC,
Gtd. Notes
5.875%	03/27/24		200	$ 192,318
				386,723
Spain — 1.2%
Banco de Sabadell SA,
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	2,000	2,101,511
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23	EUR	700	828,411
Banco Santander SA,
Sr. Unsec’d. Notes
2.706%	06/27/24		1,600	1,692,165
3.306%	06/27/29		600	653,009
3.490%	05/28/30		1,000	1,091,823
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	700	845,870
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27	EUR	1,550	1,953,753
FCC Servicios Medio Ambiente Holding SAU,
Gtd. Notes
1.661%	12/04/26	EUR	500	601,004
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.788%	03/12/29	EUR	3,800	4,909,614
				14,677,160
Supranational Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
1.000%	11/14/42	EUR	560	797,342
Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	1,050	1,228,381
Switzerland — 1.2%
Credit Suisse AG,
Sr. Unsec’d. Notes
2.950%	04/09/25		1,500	1,635,252
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.250%(ff)	—(rr)		1,250	1,255,409
7.250%(ff)	—(a)(rr)		400	434,087
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25(a)		1,500	1,565,032
3.869%(ff)	01/12/29		1,900	2,117,053
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	2,100	2,459,582
3.250%(ff)	04/02/26	EUR	1,750	2,294,861
Helvetia Europe SA,
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,000	1,225,929

A5

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		500	$ 528,186
4.892%	04/24/25		450	488,705
5.182%	04/24/28		250	275,286
				14,279,382
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO,
Sr. Unsec’d. Notes
8.125%	03/28/24		550	552,438
United Arab Emirates — 0.0%
DP World PLC,
Sr. Unsec’d. Notes, EMTN
5.625%	09/25/48		200	228,023
United Kingdom — 3.5%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	500	780,772
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	300	446,473
6.125%(ff)	07/05/43	EUR	350	465,746
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		1,150	1,217,565
Sub. Notes, EMTN
10.000%	05/21/21	GBP	900	1,224,966
Barclays PLC,
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26		2,300	2,388,289
3.684%	01/10/23		750	773,889
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	2,100	2,675,133
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28		2,450	2,458,629
5.282%	04/02/50(a)		900	1,057,233
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		150	166,604
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28	EUR	2,150	2,888,359
BP Capital Markets PLC,
Gtd. Notes
3.250%(ff)	—(rr)	EUR	700	844,739
3.625%(ff)	—(rr)	EUR	700	846,542
3.723%	11/28/28(a)		1,000	1,148,481
3.814%	02/10/24		400	439,458
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		4,350	4,681,620
4.950%	03/31/30(a)		700	843,539
Legal & General Group PLC,
Sub. Notes, EMTN
3.750%(ff)	11/26/49	GBP	900	1,192,658
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	—(a)(rr)		1,200	$ 1,276,052
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26	EUR	3,150	4,154,299
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63	GBP	300	473,725
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30(a)		900	1,016,068
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		700	726,576
Natwest Group PLC,
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23(a)		1,900	1,967,535
3.875%	09/12/23		700	751,685
4.519%(ff)	06/25/24		525	566,120
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		1,800	1,772,588
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	1,100	1,497,817
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		1,900	2,074,489
				42,817,649
United States — 19.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24		2,650	2,808,625
2.950%	11/21/26		1,650	1,796,809
3.200%	11/21/29		1,600	1,760,421
4.050%	11/21/39		1,300	1,489,717
4.250%	11/21/49		1,350	1,595,188
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24(a)		581	595,928
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		250	294,361
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22		325	335,106
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		3,400	3,538,493
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
7.500%	03/15/26		1,408	1,549,354
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31(a)		1,000	1,127,726

A6

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		250	$ 265,374
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)		587	580,841
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		1,600	1,770,209
4.375%	06/30/50		1,450	1,693,705
4.875%	06/01/22		325	348,431
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50		550	619,224
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		1,890	1,562,861
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/30(a)		2,100	2,157,461
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/14/39	EUR	1,050	1,220,170
2.250%	02/01/32(a)		2,550	2,555,110
3.950%	01/15/25		200	223,979
4.100%	02/15/28(a)		1,650	1,907,884
4.350%	03/01/29		900	1,057,189
4.350%	06/15/45		400	449,396
4.750%	05/15/46		150	174,788
4.850%	07/15/45		150	179,373
5.450%	03/01/47		150	192,301
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		3,400	3,597,029
Sr. Unsec’d. Notes, EMTN
3.648%(ff)	03/31/29	EUR	850	1,217,647
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		1,300	1,474,659
4.083%(ff)	03/20/51		900	1,109,245
5.875%	02/07/42		1,500	2,212,815
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		136	149,565
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29(a)		1,563	1,608,860
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25(a)		842	826,341
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		3,900	4,217,616
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50		150	188,112
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27		250	$ 274,093
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		25	32,867
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		600	644,114
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26(a)		4,519	4,948,885
3.625%	10/15/24		3,600	3,928,495
4.250%	04/15/26		3,750	4,224,314
4.700%	04/15/25		1,350	1,533,100
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		1,050	1,069,995
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27		1,650	1,727,615
2.722%	02/15/30		550	574,348
3.377%	04/05/40(a)		600	627,252
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		1,120	1,157,474
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		1,100	1,121,566
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)		1,026	1,148,185
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		1,350	1,496,169
4.800%	03/01/50		1,300	1,487,016
4.908%	07/23/25		550	634,919
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)		1,431	1,449,694
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27	EUR	300	360,958
1.400%	06/15/31	EUR	350	436,946
1.550%	03/15/28	EUR	1,400	1,759,545
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		1,332	1,441,105
Sr. Unsec’d. Notes
2.400%	03/15/30(a)		400	414,558
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25(a)		1,600	1,692,956

A7

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		2,800	$ 2,931,620
3.106%(ff)	04/08/26		2,400	2,587,919
4.412%(ff)	03/31/31(a)		1,000	1,198,028
Sub. Notes
3.500%	05/15/23		325	346,091
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		720	744,905
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27(a)		924	858,448
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		1,325	1,555,880
5.650%	06/15/35		1,500	2,129,482
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		646	451,708
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50		400	468,687
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		1,150	1,352,510
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		100	92,473
5.850%	12/15/25		150	167,931
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	550	640,543
0.750%	09/18/31	EUR	1,400	1,620,347
2.600%	11/15/29		550	597,461
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		1,400	990,672
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		1,000	1,126,947
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		1,300	1,464,695
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		1,300	1,439,206
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		1,350	1,552,190
4.725%	11/15/28		2,100	2,517,094
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
3.000%	06/15/50		400	414,470
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.272%	08/28/23(a)		1,050	$ 1,126,305
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29		250	268,859
5.500%	06/01/27		550	605,252
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24		144	123,065
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)		550	611,867
4.150%	10/16/28		400	467,127
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		594	592,935
Expedia Group, Inc.,
Gtd. Notes, Series WI
3.250%	02/15/30		1,300	1,247,359
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	700	836,081
2.602%	05/21/25	GBP	300	418,896
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30		1,150	1,126,218
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		1,300	1,444,155
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	925	1,057,403
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30		750	806,233
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25(a)		1,500	1,603,352
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50		250	324,982
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		400	415,754
3.625%	05/01/30(a)		2,100	2,174,425
4.350%	05/01/50(a)		1,300	1,322,837
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		1,150	1,206,503
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		600	749,978
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30		600	657,842

A8

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.650%	01/17/29(a)		400	$ 466,813
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		573	521,883
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		697	723,532
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,890	2,069,131
Sr. Sec’d. Notes
5.250%	04/15/25		750	864,958
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26		250	278,931
4.250%	11/15/23		12	13,129
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		900	989,188
4.650%	10/01/24(a)		550	620,618
HLF Financing Sarl LLC/Herbalife International, Inc.,
Gtd. Notes, 144A
7.250%	08/15/26		577	592,749
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		750	849,651
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)		2,000	1,993,640
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.000%	03/15/22		325	336,536
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		1,197	1,220,343
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		750	728,747
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		2,650	2,821,651
3.882%(ff)	07/24/38		1,900	2,235,657
Sub. Notes
2.956%(ff)	05/13/31(a)		1,150	1,231,138
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	23,443,000	1,613,266
Kellogg Co.,
Sr. Unsec’d. Notes
2.100%	06/01/30(a)		2,800	2,865,896
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50(a)		400	458,208
5.085%	05/25/48		25	33,514
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		150	$ 165,263
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.875%	05/15/27		1,125	1,195,762
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
7.000%	04/15/25(a)		1,575	1,607,390
Kroger Co. (The),
Sr. Unsec’d. Notes
3.950%	01/15/50(a)		1,150	1,343,957
Laredo Petroleum, Inc.,
Gtd. Notes
9.500%	01/15/25		1,000	594,931
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24		1,224	1,205,224
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50		400	418,668
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/50		150	206,528
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26(a)		1,172	1,212,276
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28		900	964,108
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27		243	261,597
6.750%	12/31/25(a)		889	937,648
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		175	213,294
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	850	1,005,140
1.500%	07/02/39	EUR	100	122,871
1.625%	03/07/31	EUR	550	719,279
2.250%	03/07/39	EUR	300	412,733
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26		564	470,214
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24		10	11,050
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30		2,100	2,283,992
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24		1,300	1,440,873
5.597%(ff)	03/24/51		600	904,846

A9

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	1,500	$ 1,720,061
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	600	611,279
5.500%	02/15/49	250	280,123
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)	1,127	1,170,947
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	95	74,722
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	550	619,469
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	745	496,737
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	550	626,762
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25(a)	2,400	2,610,767
5.250%	05/01/50	150	214,157
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25	800	799,116
1.832%	10/15/27	350	351,457
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30	550	552,708
3.268%	11/15/40	200	201,899
3.468%	12/01/50(a)	700	703,488
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26	200	180,722
6.450%	09/15/36	150	127,495
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	900	1,005,433
3.850%	04/01/60	900	1,051,658
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40(a)	1,000	1,067,729
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31(a)	550	521,008
3.300%	08/01/40	250	229,104
3.500%	08/01/50(a)	400	359,620
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.625%	03/19/50(a)	600	727,672
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	1,196	1,224,978
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Phillips 66,
Gtd. Notes
3.850%	04/09/25		400	$ 444,532
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	1,400	1,667,384
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		727	860,127
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27(a)		868	899,753
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24(a)		2,106	2,143,943
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,900	2,174,102
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27		1,064	1,032,116
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		199	214,402
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)		899	717,981
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		148	154,036
6.500%	03/15/27		1,102	1,173,630
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		400	374,434
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50		600	840,680
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23		131	124,117
TEGNA, Inc.,
Gtd. Notes, 144A
5.000%	09/15/29(a)		753	742,789
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
0.875%	10/01/31	EUR	250	299,472
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	850	1,006,126
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28		150	160,489
Sr. Sec’d. Notes, 144A
2.550%	02/15/31		1,750	1,808,626
3.000%	02/15/41		950	937,127
3.500%	04/15/25		750	822,809

A10

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
3.750%	04/15/27		2,250	$ 2,518,516
3.875%	04/15/30		1,750	1,996,828
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27(a)		1,750	1,681,586
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27		1,148	1,228,161
Upjohn Finance BV,
Gtd. Notes
1.908%	06/23/32	EUR	1,450	1,773,317
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26(a)		588	583,401
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		400	428,365
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		550	573,586
4.625%	11/01/25		1,900	2,096,383
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		1,350	1,474,985
4.000%	03/22/50		550	675,441
4.329%	09/21/28(a)		553	671,122
5.012%	04/15/49		1,150	1,645,084
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		996	773,652
Walt Disney Co. (The),
Gtd. Notes
4.700%	03/23/50		25	32,882
Wells Fargo & Co.,
Sr. Unsec’d. Notes
0.625%	08/14/30	EUR	3,550	4,002,513
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		3,550	3,704,800
5.013%(ff)	04/04/51		25	34,224
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.750%	08/15/28		150	144,643
5.050%	02/01/30(a)		268	261,180
5.300%	03/01/48		50	40,560
5.450%	04/01/44		50	42,986
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	2,250	2,668,448
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		146	152,678
				237,634,767
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Venezuela — 0.0%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		1,800	$ 45,000
6.000%	10/28/22(d)		6,730	168,250
				213,250

Total Corporate Bonds (cost $472,641,319)				479,098,652
Residential Mortgage-Backed Securities — 4.4%
United Kingdom — 0.6%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.868%(c)	08/20/56	GBP	372	478,989
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.923%(c)	11/15/49	GBP	833	1,068,197
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.810%(c)	03/12/54	GBP	2,037	2,615,587
Ripon Mortgages PLC,
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.868%(c)	08/20/56	GBP	321	413,957
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, 3 Month Sterling Overnight Index Average + 1.200% (Cap N/A, Floor 0.000%)
1.262%(c)	05/25/51	GBP	1,605	2,071,004
Tower Bridge Funding No.1 PLC,
Series 1, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.057%(c)	03/20/56	GBP	480	619,236
				7,266,970
United States — 3.8%
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.969%(cc)	04/25/37		554	523,475
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.548%(c)	04/25/31		583	579,561
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/25/31		903	897,486
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.298%(c)	09/25/31		124	123,727
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.398%(c)	10/25/23		270	262,629

A11

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.548%(c)	01/25/24	591	$ 552,348
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.398%(c)	07/25/30	533	525,994
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.298%(c)	10/25/30	276	270,592
Fannie Mae REMICS,
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.952%(c)	10/25/46	5,074	980,999
Series 2017-91, Class GS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	11/25/47	6,273	1,057,338
Series 2018-55, Class SB, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.052%(c)	08/25/48	2,040	326,264
Series 2020-45, Class AI, IO
4.000%	07/25/50	1,635	220,975
Series 2020-45, Class EI, IO
5.000%	07/25/50	15,873	2,389,508
Series 2020-49, Class IO, IO
4.000%	07/25/50	1,019	129,195
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.952%(c)	07/25/50	29,866	5,714,152
Series 2020-60, Class KI, IO
2.000%	09/25/50	5,972	506,998
Series 2020-60, Class NI, IO
4.000%	09/25/50	723	103,064
Series 2020-62, Class GI, IO
4.000%	06/25/48	21,317	4,003,506
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.948%(c)	05/25/28	1,087	1,111,657
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.148%(c)	12/25/28	322	332,422
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.948%(c)	03/25/29	385	398,503
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.848%(c)	01/25/50	4,538	4,439,244
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	02/25/50	1,820	1,771,837
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.248%(c)	06/25/50	1,760	1,794,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.148%(c)	08/25/50	822	$ 849,224
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50	730	738,804
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.302%(c)	09/25/50	375	376,004
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.798%(c)	10/15/41	4,236	807,846
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.398%(c)	06/15/42	1,029	190,057
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.848%(c)	09/15/43	471	82,258
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.848%(c)	12/15/43	9,514	1,527,649
Series 4320, Class SD, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	07/15/39	905	180,921
Series 4905, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	08/25/49	10,601	1,837,934
Series 4980, Class KI, IO
4.500%	06/25/50	7,943	931,839
Series 4989, Class EI, IO
4.000%	07/25/50	646	87,352
Series 4991, Class IE, IO
5.000%	07/25/50	1,296	149,087
Series 4998, Class GI, IO
4.000%	08/25/50	6,840	1,024,932
Series 5002, Class SJ, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	07/25/50	3,040	577,635
Series 5009, Class DI, IO
2.000%	09/25/50	3,371	315,359
Series 5012, Class DI, IO
4.000%	09/25/50	779	110,976
Series 5020, Class IH, IO
3.000%	08/25/50^	2,020	217,150
Government National Mortgage Assoc.,
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.894%(c)	08/20/43	1,690	333,955
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.444%(c)	08/20/44	4,836	951,095
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.448%(c)	10/16/44	2,357	389,597

A12

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2016-109, Class IH, IO
4.000%	10/20/45	1,115	$ 99,562
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	05/20/48	842	131,769
Series 2018-105, Class SC, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	08/20/48	444	71,944
Series 2018-139, Class SQ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.994%(c)	10/20/48	850	124,993
Series 2019-0001, Class SN, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.894%(c)	01/20/49	623	85,459
Series 2019-0004, Class SJ, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.894%(c)	01/20/49	1,015	171,478
Series 2019-0006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.894%(c)	01/20/49	284	44,338
Series 2019-0020, Class SF, IO, 1 Month LIBOR x (1) + 3.790% (Cap 3.790%, Floor 0.000%)
3.634%(c)	02/20/49	1,405	109,092
Series 2019-0052, Class SK, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.894%(c)	04/20/49	1,035	131,658
Series 2019-0069, Class S, IO, 1 Month LIBOR x (1) + 3.270% (Cap 3.270%, Floor 0.000%)
3.114%(c)	06/20/49	1,089	90,347
Series 2019-0078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	06/20/49	426	57,384
Series 2019-0097, Class SC, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	08/20/49	851	118,155
Series 2019-0151, Class IA, IO
3.500%	12/20/49	1,410	157,166
Series 2019-0151, Class NI, IO
3.500%	10/20/49	3,734	318,195
Series 2020-61, Class GI, IO
5.000%	05/20/50	1,693	141,830
Series 2020-61, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.284%(c)	07/20/43	2,117	404,563
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
0.588%(c)	06/25/45	1,145	999,177
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.308%(c)	03/25/37	156	148,583
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	07/25/46		1,143	$ 1,104,936
RALI Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	01/25/37		791	743,941
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
0.378%(c)	02/25/36		129	127,549
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.182%(c)	09/25/46		754	738,190
				46,816,184

Total Residential Mortgage-Backed Securities (cost $53,338,209)				54,083,154
Sovereign Bonds — 33.3%
Austria — 0.2%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.850%	06/30/2120	EUR	510	736,846
2.100%	09/20/2117	EUR	500	1,248,731
				1,985,577
Belgium — 0.5%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	2,760	5,890,493
Canada — 0.5%
Canadian Government Bond,
Bonds, Series 0004
2.750%	12/01/48	CAD	3,670	3,866,457
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,380	2,611,293
				6,477,750
China — 2.1%
China Government Bond,
Bonds, Series 1824
4.080%	10/22/48	CNH	11,240	1,717,950
Bonds, Series 1827
3.250%	11/22/28	CNH	10,590	1,571,363
Bonds, Series 1904
3.190%	04/11/24	CNH	14,880	2,216,651
Bonds, Series 1906
3.290%	05/23/29	CNH	12,350	1,832,915
Bonds, Series 1915
3.130%	11/21/29	CNH	6,260	920,454

A13

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
China (cont’d.)
Bonds, Series INBK
2.850%	06/04/27	CNH	96,280	$ 13,883,117
3.390%	03/16/50	CNH	24,210	3,272,551
				25,415,001
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 78
2.500%	08/25/28	CZK	16,720	822,563
Denmark — 0.1%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	4,255	1,278,966
Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	147,209
6.400%	06/05/49		830	833,014
				980,223
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		123	83,419
0.500%(cc)	07/31/35		322	180,754
0.500%(cc)	07/31/40		147	74,705
6.608%(s)	07/31/30		34	15,924
				354,802
Egypt — 0.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A
4.550%	11/20/23		270	269,954
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	100	114,316
				384,270
Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	2,130	2,701,877
France — 3.0%
French Republic Government Bond OAT,
Bonds
—%(p)	03/25/23	EUR	21,040	25,068,909
3.250%	05/25/45	EUR	4,440	8,892,393
Bonds, 144A
1.500%	05/25/50	EUR	1,830	2,814,927
				36,776,229
Germany — 0.8%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
1.500%	02/15/23	EUR	4,460	5,510,017
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Germany (cont’d.)
2.500%	08/15/46	EUR	2,320	$ 4,627,709
				10,137,726
Hungary — 0.1%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	170,190	648,440
Indonesia — 0.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.450%	04/15/70		1,270	1,507,419
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		200	230,250
Indonesia Treasury Bond,
Bonds, Series 73
8.750%	05/15/31	IDR	6,616,000	499,090
				2,236,759
Ireland — 0.1%
Ireland Government Bond,
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,757,173
Israel — 0.1%
Israel Government Bond,
Bonds, Series 825
1.750%	08/31/25	ILS	2,680	837,017
Italy — 0.8%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A
2.800%	03/01/67	EUR	3,500	5,102,595
Italy Certificati di Credito del Tesoro,
Bonds, 6 Month EURIBOR + 1.850%
1.518%(c)	01/15/25	EUR	3,720	4,565,711
				9,668,306
Japan — 14.7%
Japan Government Five Year Bond,
Bonds, Series 135
0.100%	03/20/23	JPY	682,200	6,506,888
Bonds, Series 141
0.100%	09/20/24	JPY	8,166,000	78,154,723
Japan Government Forty Year Bond,
Bonds, Series 8
1.400%	03/20/55	JPY	818,400	9,670,966
Japan Government Thirty Year Bond,
Bonds, Series 48
1.400%	09/20/45	JPY	386,900	4,440,875
Bonds, Series 58
0.800%	03/20/48	JPY	437,350	4,415,315
Japan Government Twenty Year Bond,
Bonds, Series 152
1.200%	03/20/35	JPY	3,369,900	36,368,026
Bonds, Series 162
0.600%	09/20/37	JPY	198,100	1,966,150

A14

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 170
0.300%	09/20/39	JPY	1,525,700	$ 14,261,615
Japan Government Two Year Bond,
Bonds, Series 410
0.100%	03/01/22	JPY	1,047,050	9,964,683
Bonds, Series 412
0.100%	05/01/22	JPY	504,000	4,800,956
Japanese Government CPI Linked Bond,
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	118,457	1,122,063
Bonds, Series 24
0.100%	03/10/29	JPY	875,321	8,292,910
				179,965,170
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.750%	04/27/32		1,430	1,618,020
Netherlands — 2.2%
Netherlands Government Bond,
Bonds, 144A
0.250%	07/15/25	EUR	21,800	26,684,326
Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	3,700	1,071,502
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,090	1,480,178
Romania — 0.2%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	380	504,260
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		2,210	2,285,173
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	70	80,878
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	120	153,124
				3,023,435
Russia — 0.1%
Russian Federal Bond - OFZ,
Bonds, Series 6212
7.050%	01/19/28	RUB	86,350	1,186,795
Singapore — 0.2%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	2,870	2,244,258
South Korea — 0.4%
Inflation Linked Korea Treasury Bond,
Bonds, Series 2606
1.000%	06/10/26	KRW	1,947,579	1,703,166
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Korea (cont’d.)
Korea Treasury Bond,
Bonds, Series 2906
1.875%	06/10/29	KRW	735,370	$ 652,939
Bonds, Series 2912
1.375%	12/10/29	KRW	2,821,770	2,403,234
				4,759,339
Spain — 1.6%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,370	2,787,854
4.200%	01/31/37	EUR	2,550	4,668,616
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	9,090	11,794,935
				19,251,405
Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.850%	11/03/25		200	142,228
Switzerland — 0.5%
Swiss Confederation Government Bond,
Bonds
4.000%	04/08/28	CHF	4,110	6,049,004
Thailand — 0.4%
Thailand Government Bond,
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,718,815
3.650%	06/20/31	THB	40,480	1,557,063
				5,275,878
Ukraine — 0.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	600	576,136
7.253%	03/15/33		520	479,698
				1,055,834
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		1,830	2,235,276
United Kingdom — 3.5%
United Kingdom Gilt,
Bonds
1.750%	07/22/57	GBP	1,650	2,825,235
3.500%	07/22/68	GBP	940	2,594,610
4.250%	12/07/46	GBP	1,860	4,383,692
4.500%	09/07/34	GBP	16,540	32,971,101
				42,774,638

Total Sovereign Bonds (cost $390,672,553)				407,170,458

A15

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 25.9%
Federal Home Loan Mortgage Corp.
4.000%	06/01/40	12	$ 13,195
4.000%	02/01/41	40	44,514
4.000%	02/01/41	64	69,985
4.000%	11/01/41	7	7,203
5.000%	03/01/49	697	763,280
5.000%	06/01/49	505	553,695
5.000%	11/01/49	95	104,022
5.000%	01/01/50	330	361,698
5.000%	03/01/50	8,629	9,446,088
Federal National Mortgage Assoc.
2.000%	TBA(tt)	5,000	5,168,750
2.000%	TBA(tt)	20,000	20,625,582
3.000%	TBA(tt)	12,000	12,573,281
3.000%	TBA(tt)	14,000	14,665,547
3.500%	TBA(tt)	1,000	1,054,258
4.000%	TBA(tt)	7,000	7,464,844
4.500%	TBA(tt)	9,000	9,735,820
4.500%	06/01/45	520	578,207
4.500%	09/01/48	671	739,854
5.000%	TBA(tt)	19,000	20,819,102
5.000%	02/01/23	46	50,527
5.000%	11/01/23	98	107,106
5.000%	08/01/31	13	14,363
5.000%	08/01/44	26	28,036
5.000%	08/01/48	27	30,116
5.000%	03/01/49	78	85,037
5.000%	07/01/49	687	753,415
5.000%	10/01/49	49	53,305
Government National Mortgage Assoc.
2.000%	TBA(tt)	41,000	42,505,469
2.000%	TBA(tt)	43,000	44,666,250
2.500%	TBA(tt)	21,000	22,009,804
2.500%	TBA(tt)	25,000	26,248,047
4.000%	TBA(tt)	4,000	4,250,000
4.000%	05/20/45	37	40,107
4.000%	07/20/45	2,553	2,768,230
4.000%	10/20/45	33	35,624
4.500%	TBA(tt)	10,000	10,716,016
4.500%	11/20/47	463	505,981
4.500%	01/20/49	4,002	4,300,453
4.500%	10/20/49	1,896	2,030,790
4.500%	11/20/49	11,270	12,062,566
4.500%	12/20/49	18,460	19,771,519
5.000%	TBA(tt)	2,000	2,177,109
5.000%	09/20/48	842	917,540
5.000%	10/20/48	1,669	1,826,202
5.000%	11/20/48	2,158	2,349,897
5.000%	12/20/48	108	117,789
5.000%	01/20/49	5,183	5,635,396
5.000%	03/20/49	4,564	4,963,537
5.000%	06/20/49	107	116,526

Total U.S. Government Agency Obligations (cost $315,252,262)			315,925,682

Total Long-Term Investments (cost $1,314,318,034)			1,339,510,204

	Shares	Value
Short-Term Investments — 10.1%
Affiliated Mutual Funds — 10.1%
PGIM Core Ultra Short Bond Fund(w)	75,197,630	$ 75,197,630
PGIM Institutional Money Market Fund (cost $48,055,763; includes $48,045,903 of cash collateral for securities on loan)(b)(w)	48,062,527	48,052,914

Total Affiliated Mutual Funds (cost $123,253,393)		123,250,544

Option Purchased*~ — 0.0%
(cost $768,000)	582,506

Total Short-Term Investments (cost $124,021,393)	123,833,050

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—119.7% (cost $1,438,339,427)	1,463,343,254

Options Written*~ — (0.1)%
(premiums received $2,470,143)	(1,446,778)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—119.6% (cost $1,435,869,284)	1,461,896,476

Liabilities in excess of other assets(z) — (19.6)%	(240,052,341)

Net Assets — 100.0%	$ 1,221,844,135

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

A16

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $217,150 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,943,352; cash collateral of $48,045,903 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 233,000,000 is 19.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/19/31	Call	JPMorgan Chase Bank, N.A.	03/17/21	1.10%	3 Month LIBOR(Q)	1.10%(S)	64,000	$582,506
(cost $768,000)
A17

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 04/08/26	Call	Deutsche Bank AG	04/06/21	0.51%	3 Month LIBOR(Q)	0.51%(S)		3,400	$ (26,042)
5-Year Interest Rate Swap, 05/14/26	Call	Deutsche Bank AG	05/12/21	0.45%	3 Month LIBOR(Q)	0.45%(S)		4,500	(28,180)
5-Year Interest Rate Swap, 05/20/26	Call	JPMorgan Chase Bank, N.A.	05/18/21	0.49%	3 Month LIBOR(Q)	0.49%(S)		3,800	(28,169)
5-Year Interest Rate Swap, 05/21/26	Call	JPMorgan Chase Bank, N.A.	05/19/21	0.48%	3 Month LIBOR(Q)	0.48%(S)		4,100	(29,287)
10-Year Interest Rate Swap, 10/02/30	Call	Morgan Stanley & Co. International PLC	10/02/20	0.35%	6 Month GBP LIBOR(S)	0.35%(S)	GBP	3,810	(625)
10-Year Interest Rate Swap, 10/02/30	Call	Morgan Stanley & Co. International PLC	10/02/20	0.35%	6 Month GBP LIBOR(S)	0.35%(S)	GBP	10,460	(1,715)
10-Year Interest Rate Swap, 10/02/30	Call	Morgan Stanley & Co. International PLC	10/02/20	0.35%	6 Month GBP LIBOR(S)	0.35%(S)	GBP	4,110	(674)
10-Year Interest Rate Swap, 10/06/30	Call	Deutsche Bank AG	10/02/20	0.40%	3 Month LIBOR(Q)	0.40%(S)		9,700	—
10-Year Interest Rate Swap, 10/21/30	Call	Morgan Stanley & Co. International PLC	10/21/20	0.35%	6 Month GBP LIBOR(S)	0.35%(S)	GBP	8,600	(24,802)
10-Year Interest Rate Swap, 10/21/30	Call	Morgan Stanley & Co. International PLC	10/21/20	0.35%	6 Month GBP LIBOR(S)	0.35%(S)	GBP	5,760	(15,340)
10-Year Interest Rate Swap, 10/21/30	Call	Morgan Stanley & Co. International PLC	10/21/20	0.35%	6 Month GBP LIBOR(S)	0.35%(S)	GBP	5,890	(16,987)
A18

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 12/02/30	Call	UBS AG	11/30/20	(0.15)%	6 Month EURIBOR(S)	(0.15)%(A)	EUR	16,880	$ (215,407)
10-Year Interest Rate Swap, 12/03/30	Call	Citibank, N.A.	12/01/20	(0.15)%	6 Month EURIBOR(S)	(0.15)%(A)	EUR	5,280	(59,854)
10-Year Interest Rate Swap, 12/04/30	Call	Morgan Stanley & Co. International PLC	12/02/20	(0.20)%	6 Month EURIBOR(S)	(0.20)%(A)	EUR	14,760	(118,798)
10-Year Interest Rate Swap, 12/04/30	Call	Citibank, N.A.	12/02/20	(0.15)%	6 Month EURIBOR(S)	(0.15)%(A)	EUR	3,580	(46,026)
10-Year Interest Rate Swap, 12/07/30	Call	Morgan Stanley & Co. International PLC	12/03/20	(0.20)%	6 Month EURIBOR(S)	(0.20)%(A)	EUR	10,980	(88,506)
10-Year Interest Rate Swap, 01/18/31	Call	Morgan Stanley & Co. International PLC	01/14/21	(0.25)%	6 Month EURIBOR(S)	(0.25%(A)	EUR	7,490	(54,085)
10-Year Interest Rate Swap, 01/18/31	Call	Morgan Stanley & Co. International PLC	01/14/21	(0.25)%	6 Month EURIBOR(S)	(0.25)%(A)	EUR	7,490	(54,085)
10-Year Interest Rate Swap, 03/19/31	Call	JPMorgan Chase Bank, N.A.	03/17/21	0.70%	3 Month LIBOR(Q)	0.70%(S)		64,000	(183,885)
10-Year Interest Rate Swap, 03/19/31	Call	JPMorgan Chase Bank, N.A.	03/17/21	0.90%	3 Month LIBOR(Q)	0.90%(S)		64,000	(335,264)
5-Year Interest Rate Swap, 04/08/26	Put	Deutsche Bank AG	04/06/21	0.51%	0.51%(S)	3 Month LIBOR(Q)		3,400	(9,902)
5-Year Interest Rate Swap, 05/14/26	Put	Deutsche Bank AG	05/12/21	0.45%	0.45%(S)	3 Month LIBOR(Q)		4,500	(20,816)
A19

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 05/20/26	Put	JPMorgan Chase Bank, N.A.	05/18/21	0.49%	0.49%(S)	3 Month LIBOR(Q)		3,800	$ (15,182)
5-Year Interest Rate Swap, 05/21/26	Put	JPMorgan Chase Bank, N.A.	05/19/21	0.48%	0.48%(S)	3 Month LIBOR(Q)		4,100	(17,167)
10-Year Interest Rate Swap, 12/02/30	Put	UBS AG	11/30/20	0.10%	0.10%(A)	6 Month EURIBOR(S)	EUR	16,880	(9,660)
10-Year Interest Rate Swap, 12/03/30	Put	Citibank, N.A.	12/01/20	0.10%	0.10%(A)	6 Month EURIBOR(S)	EUR	5,280	(2,802)
10-Year Interest Rate Swap, 12/04/30	Put	Citibank, N.A.	12/02/20	0.10%	0.10%(A)	6 Month EURIBOR(S)	EUR	3,580	(2,214)
10-Year Interest Rate Swap, 01/18/31	Put	Morgan Stanley & Co. International PLC	01/14/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,490	(20,652)
10-Year Interest Rate Swap, 01/18/31	Put	Morgan Stanley & Co. International PLC	01/14/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,490	(20,652)
Total Options Written (premiums received $2,470,143)									$(1,446,778)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Dec. 2020	$ 249,388	$ 4,305
10	3 Year Australian Treasury Bonds	Dec. 2020	840,207	2,290
115	10 Year Australian Treasury Bonds	Dec. 2020	12,305,300	105,523
199	10 Year Canadian Government Bonds	Dec. 2020	22,687,988	(14,819)
185	10 Year Euro-Bund	Dec. 2020	37,853,955	224,858
400	10 Year U.S. Treasury Notes	Dec. 2020	55,812,500	(24,226)
255	20 Year U.S. Treasury Bonds	Dec. 2020	44,951,719	10,080
49	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	10,868,813	(51,546)
306	Euro Schatz Index	Dec. 2020	40,286,250	15,649
70	Euro-BTP Italian Government Bond	Dec. 2020	12,112,112	157,464
83	Euro-OAT	Dec. 2020	16,402,165	99,981
A20

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
112	Short Euro-BTP	Dec. 2020	$14,873,982	$ 42,496
				572,055
Short Positions:
176	2 Year U.S. Treasury Notes	Dec. 2020	38,889,125	(9,237)
100	5 Year Euro-Bobl	Dec. 2020	15,848,007	1,011
202	5 Year U.S. Treasury Notes	Dec. 2020	25,458,312	(2,963)
25	10 Year U.K. Gilt	Dec. 2020	4,390,738	2,863
123	10 Year U.S. Ultra Treasury Notes	Dec. 2020	19,670,391	(45,321)
2	30 Year Euro Buxl	Dec. 2020	522,162	(12,713)
				(66,360)
				$505,695
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/01/20	Morgan Stanley & Co. International PLC	AUD	1,121	$ 799,993	$ 802,789	$ 2,796	$ —
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	6,735	4,906,663	4,824,963	—	(81,700)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,934	1,409,726	1,385,846	—	(23,880)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,918	1,399,480	1,374,069	—	(25,411)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,916	1,396,742	1,372,424	—	(24,318)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,640	1,194,065	1,175,183	—	(18,882)
British Pound,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	5,871	7,524,743	7,579,559	54,816	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	2,641	3,391,503	3,409,091	17,588	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,242	1,610,824	1,603,346	—	(7,478)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,167	1,490,866	1,506,572	15,706	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,161	1,489,398	1,498,613	9,215	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,153	1,484,670	1,488,051	3,381	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,148	1,480,373	1,481,818	1,445	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,148	1,482,452	1,482,060	—	(392)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,144	1,485,823	1,476,381	—	(9,442)
Canadian Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	4,044	3,092,173	3,037,882	—	(54,291)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	3,756	2,817,293	2,821,897	4,604	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,853	1,407,386	1,391,872	—	(15,514)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,841	1,377,001	1,383,215	6,214	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,813	1,359,711	1,362,206	2,495	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,799	1,364,805	1,351,165	—	(13,640)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,794	1,361,830	1,347,975	—	(13,855)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,792	1,359,298	1,345,938	—	(13,360)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,762	1,338,481	1,324,003	—	(14,478)
Chilean Peso,
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,107,338	1,405,381	1,411,151	5,770	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,106,834	1,403,047	1,410,509	7,462	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,106,232	1,403,047	1,409,742	6,695	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	948,833	1,207,105	1,209,158	2,053	—
Chinese Renminbi,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	75,678	11,006,857	11,095,828	88,971	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	29,077	4,229,719	4,263,313	33,594	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	19,248	2,802,730	2,822,069	19,339	—
A21

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	19,217	$ 2,823,035	$ 2,817,654	$ —	$ (5,381)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,704	1,410,182	1,422,852	12,670	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,696	1,406,859	1,421,552	14,693	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,664	1,404,923	1,416,959	12,036	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,615	1,408,587	1,409,758	1,171	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,609	1,410,000	1,408,878	—	(1,122)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,572	1,409,117	1,403,390	—	(5,727)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,089	1,337,507	1,332,699	—	(4,808)
Colombian Peso,
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	5,383,446	1,400,626	1,406,329	5,703	—
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	5,223,625	1,417,253	1,364,579	—	(52,674)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	5,205,373	1,410,422	1,359,810	—	(50,612)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	5,103,560	1,405,939	1,333,213	—	(72,726)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	3,224,838	839,474	842,431	2,957	—
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	2,054,196	559,117	536,622	—	(22,495)
Expiring 11/20/20	Morgan Stanley & Co. International PLC	COP	4,653,994	1,197,785	1,212,862	15,077	—
Czech Koruna,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CZK	31,721	1,408,476	1,375,639	—	(32,837)
Euro,
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	1,255	1,463,468	1,472,641	9,173	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	12,590	14,901,363	14,787,168	—	(114,195)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	3,044	3,606,752	3,575,173	—	(31,579)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	2,788	3,244,090	3,274,404	30,314	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,251	1,480,371	1,469,549	—	(10,822)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,168	1,363,198	1,371,751	8,553	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,164	1,365,285	1,367,101	1,816	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,164	1,366,853	1,367,102	249	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,160	1,360,090	1,361,932	1,842	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,157	1,365,535	1,358,967	—	(6,568)
Indian Rupee,
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	207,385	2,804,278	2,811,711	7,433	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	179,099	2,368,936	2,428,210	59,274	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	148,822	1,971,081	2,017,727	46,646	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	107,143	1,448,701	1,452,643	3,942	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	104,906	1,387,830	1,422,311	34,481	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	104,097	1,409,716	1,411,345	1,629	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	103,892	1,408,230	1,408,564	334	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	72,118	957,239	977,771	20,532	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	72,031	955,143	976,596	21,453	—
Indonesian Rupiah,
Expiring 11/05/20	Morgan Stanley & Co. International PLC	IDR	7,354,768	496,843	493,291	—	(3,552)
Expiring 11/06/20	Morgan Stanley & Co. International PLC	IDR	16,745,198	1,121,430	1,122,964	1,534	—
Israeli Shekel,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,848	1,408,506	1,416,910	8,404	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,844	1,410,269	1,415,819	5,550	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,836	1,411,496	1,413,421	1,925	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,820	1,409,550	1,408,692	—	(858)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,817	1,408,476	1,407,865	—	(611)
Japanese Yen,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	635,508	5,990,162	6,032,306	42,144	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	597,643	5,629,861	5,672,888	43,027	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	288,605	2,721,503	2,739,462	17,959	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	277,190	2,632,561	2,631,117	—	(1,444)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	209,711	1,988,313	1,990,593	2,280	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	143,886	1,361,830	1,365,775	3,945	—
A22

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	34,429	$ 1,526,169	$ 1,543,375	$ 17,206	$ —
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	33,961	1,545,193	1,522,403	—	(22,790)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	30,344	1,409,113	1,360,266	—	(48,847)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	29,878	1,409,251	1,339,349	—	(69,902)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	25,386	1,122,559	1,138,009	15,450	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	19,099	840,574	856,155	15,581	—
New Taiwanese Dollar,
Expiring 10/26/20	Morgan Stanley & Co. International PLC	TWD	81,096	2,816,854	2,810,967	—	(5,887)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	80,172	2,819,000	2,784,792	—	(34,208)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	40,869	1,406,364	1,419,593	13,229	—
New Zealand Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	2,144	1,406,709	1,418,448	11,739	—
Norwegian Krone,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	77,353	8,565,452	8,294,800	—	(270,652)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	60,132	6,741,849	6,448,173	—	(293,676)
Polish Zloty,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PLN	4,959	1,324,934	1,283,228	—	(41,706)
Russian Ruble,
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	106,887	1,411,496	1,369,854	—	(41,642)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	106,026	1,408,583	1,358,827	—	(49,756)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	105,697	1,409,733	1,354,613	—	(55,120)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	104,421	1,399,769	1,338,260	—	(61,509)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	104,233	1,403,341	1,335,848	—	(67,493)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	88,157	1,121,272	1,129,812	8,540	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	45,871	576,685	587,880	11,195	—
South African Rand,
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	26,000	1,507,770	1,537,865	30,095	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	24,193	1,405,688	1,430,952	25,264	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	23,309	1,411,302	1,378,680	—	(32,622)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	21,124	1,243,335	1,249,430	6,095	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	16,640	966,367	984,201	17,834	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	15,038	878,179	889,477	11,298	—
South Korean Won,
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	1,656,016	1,412,308	1,420,235	7,927	—
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	1,638,842	1,410,275	1,405,507	—	(4,768)
Swedish Krona,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	50,929	5,789,435	5,692,406	—	(97,029)
Swiss Franc,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	1,284	1,410,000	1,397,596	—	(12,404)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	1,279	1,409,117	1,392,147	—	(16,970)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	1,230	1,349,688	1,338,942	—	(10,746)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	1,227	1,342,565	1,335,280	—	(7,285)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	1,220	1,343,076	1,327,282	—	(15,794)
Turkish Lira,
Expiring 10/16/20	Morgan Stanley & Co. International PLC	TRY	28,704	3,679,176	3,703,981	24,805	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	6,773	957,283	872,211	—	(85,072)
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	4,197	560,871	540,496	—	(20,375)
				$238,692,781	$237,529,024	937,148	(2,100,905)

A23

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	7,219	$ 5,267,320	$ 5,171,508	$ 95,812	$ —
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,979	1,392,720	1,417,890	—	(25,170)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,955	1,410,486	1,400,509	9,977	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,955	1,410,322	1,400,509	9,813	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,950	1,376,763	1,396,886	—	(20,123)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,945	1,371,161	1,393,656	—	(22,495)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,940	1,360,425	1,389,682	—	(29,257)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,936	1,417,503	1,386,870	30,633	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,934	1,413,220	1,385,641	27,579	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,933	1,418,472	1,384,577	33,895	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,923	1,399,021	1,377,450	21,571	—
British Pound,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	11,052	14,545,996	14,268,114	277,882	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	2,068	2,678,280	2,670,159	8,121	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,182	1,504,517	1,525,453	—	(20,936)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,161	1,497,373	1,498,614	—	(1,241)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,155	1,468,330	1,491,439	—	(23,109)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,152	1,478,646	1,487,806	—	(9,160)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,083	1,410,928	1,398,668	12,260	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	764	978,501	986,500	—	(7,999)
Expiring 01/13/21	Morgan Stanley & Co. International PLC	GBP	43,383	55,882,096	56,022,218	—	(140,122)
Canadian Dollar,
Expiring 10/05/20	Morgan Stanley & Co. International PLC	CAD	4,764	3,496,115	3,577,552	—	(81,437)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	CAD	2,102	1,572,044	1,578,620	—	(6,576)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	CAD	1,698	1,250,514	1,275,381	—	(24,867)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	6,715	5,126,384	5,044,438	81,946	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	3,805	2,893,580	2,858,575	35,005	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	3,724	2,820,350	2,797,461	22,889	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	2,631	1,965,882	1,976,541	—	(10,659)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	2,244	1,674,369	1,686,169	—	(11,800)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,846	1,411,224	1,387,099	24,125	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,793	1,362,846	1,347,306	15,540	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,767	1,341,981	1,327,460	14,521	—
Chilean Peso,
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,118,374	1,427,553	1,425,215	2,338	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,105,025	1,423,328	1,408,204	15,124	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,103,734	1,403,491	1,406,558	—	(3,067)
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	1,080,715	1,407,877	1,377,223	30,654	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	300,149	382,443	382,499	—	(56)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	CLP	1,907,215	2,472,888	2,431,338	41,550	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	CLP	1,100,104	1,408,548	1,402,425	6,123	—
Chinese Renminbi,
Expiring 11/23/20	Morgan Stanley & Co. International PLC	CNH	351,240	51,095,129	51,577,063	—	(481,934)
Expiring 11/23/20	Morgan Stanley & Co. International PLC	CNH	12,634	1,842,386	1,855,206	—	(12,820)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	19,394	2,820,419	2,843,589	—	(23,170)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,669	1,408,664	1,417,593	—	(8,929)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,610	1,409,391	1,409,005	386	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,607	1,401,245	1,408,565	—	(7,320)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,605	1,405,541	1,408,210	—	(2,669)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,585	1,405,541	1,405,360	181	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,556	1,402,266	1,401,100	1,166	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	9,084	1,333,207	1,331,923	1,284	—
Colombian Peso,
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	16,270,155	4,237,461	4,250,286	—	(12,825)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	5,270,889	1,405,702	1,376,926	28,776	—
A24

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	4,653,994	$ 1,201,031	$ 1,215,773	$ —	$ (14,742)
Expiring 11/20/20	Morgan Stanley & Co. International PLC	COP	2,263,587	599,023	589,906	9,117	—
Czech Koruna,
Expiring 12/09/20	Morgan Stanley & Co. International PLC	CZK	19,000	826,382	823,762	2,620	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CZK	32,537	1,408,606	1,411,009	—	(2,403)
Danish Krone,
Expiring 12/11/20	Morgan Stanley & Co. International PLC	DKK	6,338	1,001,356	999,479	1,877	—
Euro,
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	191,176	225,048,022	224,329,945	718,077	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	2,069	2,450,055	2,427,655	22,400	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	895	1,063,224	1,050,555	12,669	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	850	999,386	997,406	1,980	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	831	980,498	975,503	4,995	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	802	938,444	941,213	—	(2,769)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,207	1,411,330	1,417,724	—	(6,394)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,147	1,358,118	1,346,793	11,325	—
Indian Rupee,
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	211,588	2,812,431	2,868,693	—	(56,262)
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	211,405	2,797,958	2,866,221	—	(68,263)
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	211,059	2,798,537	2,861,533	—	(62,996)
Indonesian Rupiah,
Expiring 11/05/20	Morgan Stanley & Co. International PLC	IDR	26,199,333	1,777,913	1,757,214	20,699	—
Expiring 11/05/20	Morgan Stanley & Co. International PLC	IDR	24,777,985	1,658,500	1,661,883	—	(3,383)
Expiring 11/06/20	Morgan Stanley & Co. International PLC	IDR	14,109,941	941,956	946,239	—	(4,283)
Israeli Shekel,
Expiring 12/09/20	Morgan Stanley & Co. International PLC	ILS	2,347	681,248	685,781	—	(4,533)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,849	1,401,815	1,417,144	—	(15,329)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,834	1,401,815	1,412,883	—	(11,068)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,817	1,402,266	1,407,846	—	(5,580)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	4,814	1,410,870	1,406,815	4,055	—
Japanese Yen,
Expiring 10/09/20	Morgan Stanley & Co. International PLC	JPY	13,396,895	125,229,206	127,039,147	—	(1,809,941)
Expiring 10/09/20	Morgan Stanley & Co. International PLC	JPY	5,660,802	53,915,022	53,679,863	235,159	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	443,182	4,205,000	4,206,724	—	(1,724)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	298,731	2,819,506	2,835,583	—	(16,077)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	143,939	1,359,298	1,366,287	—	(6,989)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	141,910	1,338,559	1,347,020	—	(8,461)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	141,651	1,341,579	1,344,568	—	(2,989)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	138,670	1,313,696	1,316,267	—	(2,571)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	138,580	1,313,695	1,315,419	—	(1,724)
Mexican Peso,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	31,777	1,426,105	1,424,477	1,628	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	31,015	1,406,551	1,390,353	16,198	—
New Taiwanese Dollar,
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	91,479	3,146,861	3,177,554	—	(30,693)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	90,221	3,115,276	3,133,850	—	(18,574)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	40,875	1,407,541	1,419,803	—	(12,262)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	40,844	1,412,308	1,418,725	—	(6,417)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	40,774	1,411,709	1,416,304	—	(4,595)
New Zealand Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	6,212	4,161,091	4,109,513	51,578	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	2,173	1,421,350	1,437,561	—	(16,211)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	2,081	1,360,425	1,376,484	—	(16,059)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	1,543	1,046,550	1,020,975	25,575	—
A25

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	25,421	$ 2,723,499	$ 2,725,942	$ —	$ (2,443)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	22,468	2,374,052	2,409,279	—	(35,227)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	15,052	1,569,721	1,614,022	—	(44,301)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	13,416	1,403,814	1,438,613	—	(34,799)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	13,223	1,409,704	1,417,977	—	(8,273)
Polish Zloty,
Expiring 10/07/20	Morgan Stanley & Co. International PLC	PLN	4,141	1,066,595	1,071,265	—	(4,670)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PLN	10,808	2,818,814	2,796,749	22,065	—
Russian Ruble,
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	200,085	2,529,936	2,564,276	—	(34,340)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	114,541	1,479,483	1,467,950	11,533	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	108,272	1,410,000	1,387,606	22,394	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	108,222	1,408,548	1,386,972	21,576	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	108,053	1,409,372	1,384,801	24,571	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	107,273	1,410,550	1,374,810	35,740	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	106,382	1,409,117	1,363,387	45,730	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	103,106	1,396,763	1,321,402	75,361	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	102,913	1,398,567	1,318,930	79,637	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	99,619	1,339,247	1,276,707	62,540	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	60,828	769,653	779,574	—	(9,921)
Expiring 11/25/20	Morgan Stanley & Co. International PLC	RUB	97,455	1,285,684	1,247,967	37,717	—
Singapore Dollar,
Expiring 12/07/20	Morgan Stanley & Co. International PLC	SGD	2,772	2,043,100	2,030,966	12,134	—
South African Rand,
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	24,158	1,407,733	1,428,911	—	(21,178)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	24,060	1,407,733	1,423,073	—	(15,340)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	23,759	1,407,189	1,405,300	1,889	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	23,716	1,407,386	1,402,756	4,630	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	19,186	1,151,459	1,134,794	16,665	—
South Korean Won,
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	5,307,778	4,473,588	4,552,065	—	(78,477)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	3,149,719	2,698,456	2,701,267	—	(2,811)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	1,674,134	1,410,403	1,435,774	—	(25,371)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	1,644,232	1,401,183	1,410,129	—	(8,946)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	1,600,516	1,363,510	1,372,637	—	(9,127)
Swedish Krona,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	46,865	5,350,004	5,238,154	111,850	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	16,242	1,779,017	1,815,335	—	(36,318)
Swiss Franc,
Expiring 12/10/20	Morgan Stanley & Co. International PLC	CHF	5,236	5,727,316	5,696,708	30,608	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	3,831	4,231,647	4,169,449	62,198	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	3,542	3,909,126	3,854,336	54,790	—
Thai Baht,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	THB	165,321	5,246,203	5,216,759	29,444	—
Turkish Lira,
Expiring 10/16/20	Morgan Stanley & Co. International PLC	TRY	28,704	3,776,173	3,703,982	72,191	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	TRY	3,998	522,289	515,379	6,910	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	TRY	3,504	458,343	451,753	6,590	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	3,492	461,208	449,692	11,516	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	3,282	443,903	422,564	21,339	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	3,207	420,702	412,938	7,764	—
Expiring 11/10/20	Morgan Stanley & Co. International PLC	TRY	9,951	1,315,597	1,274,599	40,998	—
A26

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/16/20	Morgan Stanley & Co. International PLC	TRY	28,704	$ 3,603,701	$ 3,632,534	$ —	$ (28,833)
				$767,242,649	$767,924,574	2,919,483	(3,601,408)
						$3,856,631	$(5,702,313)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/16/20	Buy	AUD	1,930	CAD	1,855	$ —	$ (11,252)	Morgan Stanley & Co. International PLC
12/16/20	Buy	CAD	1,854	CHF	1,275	4,740	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	CHF	1,236	EUR	1,151	—	(7,083)	Morgan Stanley & Co. International PLC
12/16/20	Buy	CHF	1,242	EUR	1,152	—	(1,398)	Morgan Stanley & Co. International PLC
12/16/20	Buy	CHF	1,242	EUR	1,152	—	(1,906)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	576	NOK	6,420	—	(11,520)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	760	GBP	697	—	(7,513)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,148	GBP	1,052	—	(8,777)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,148	CHF	1,234	6,351	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,149	SEK	11,970	11,846	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,152	SEK	11,995	11,898	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,157	SEK	12,046	12,627	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,194	CZK	32,331	615	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,194	HUF	437,820	—	(7,721)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,196	NOK	13,141	—	(4,586)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,197	SEK	12,441	15,077	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,203	SEK	12,793	—	(16,737)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,203	NOK	13,433	—	(28,054)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	1,205	PLN	5,463	1,184	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	701	EUR	760	12,077	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	1,054	EUR	1,148	11,224	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	1,057	EUR	1,148	16,367	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	1,059	EUR	1,148	19,694	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	1,234	EUR	1,352	5,881	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	JPY	148,154	EUR	1,205	—	(8,795)	Morgan Stanley & Co. International PLC
12/16/20	Buy	JPY	149,179	AUD	1,932	31,633	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	JPY	443,367	EUR	3,611	—	(32,442)	Morgan Stanley & Co. International PLC
12/16/20	Buy	NZD	2,123	EUR	1,197	—	(1,226)	Morgan Stanley & Co. International PLC
12/16/20	Buy	PLN	4,980	EUR	1,118	—	(23,995)	Morgan Stanley & Co. International PLC
12/16/20	Buy	SEK	11,982	EUR	1,149	—	(10,535)	Morgan Stanley & Co. International PLC
12/16/20	Buy	SEK	12,384	EUR	1,195	—	(18,945)	Morgan Stanley & Co. International PLC
12/16/20	Buy	SEK	12,491	EUR	1,200	—	(12,730)	Morgan Stanley & Co. International PLC
						$161,214	$(215,215)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,410	0.672%	$ 5,330	$ 17,545	$ 12,215
Republic of Chile	06/20/24	1.000%(Q)	120	0.455%	2,729	2,473	(256)
A27

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Colombia	06/20/24	1.000%(Q)		4,020	1.118%	$19,289	$(16,367)	$(35,656)
Republic of Indonesia	06/20/24	1.000%(Q)		3,410	0.820%	(7,068)	23,626	30,694
Republic of Peru	06/20/24	1.000%(Q)		30	0.545%	547	517	(30)
Russian Federation	12/20/24	1.000%(Q)		160	1.063%	(852)	(373)	479
State of Qatar	06/20/24	1.000%(Q)		1,070	0.337%	17,292	26,811	9,519
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	950	1.781%	14,714	(31,440)	(46,154)
						$51,981	$ 22,792	$(29,189)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(62,915)	$28,931	$(91,846)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Heathrow Funding Ltd.	12/20/24	1.000%(Q)	EUR	550	0.854%	$4,169	$3,270	$899	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Europe 34.V1	12/20/25	1.000%(Q)	EUR	18,800	$(477,230)	$(475,984)	$1,246

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.33.V2	06/20/25	1.000%(Q)		1,470	1.876%	$ (47,122)	$ (57,305)	$ (10,183)
CDX.NA.HY.34.V9	06/20/25	5.000%(Q)		21,804	3.808%	1,058,354	1,122,183	63,829
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)		23,300	4.075%	917,640	1,007,883	90,243
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)		16,925	0.845%	210,537	49,732	(160,805)
CDX.NA.IG.34.V1	06/20/23	1.000%(Q)		22,350	0.696%	243,792	190,703	(53,089)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		30,250	0.846%	354,913	223,481	(131,432)
iTraxx Europe 34.V1	12/20/25	5.000%(Q)	EUR	5,700	3.454%	554,000	486,511	(67,489)
						$3,292,114	$3,023,188	$(268,926)

A28

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.BBB.11	11/18/54	3.000%(Q)	3,150	*	$(711,669)	$(694,641)	$(17,028)	Morgan Stanley & Co. International LLC
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	163,120	05/16/25	0.553%(S)	6 Month BBSW(2)(S)	$ 129,437	$ 688,238	$ 558,801
AUD	10,460	04/21/27	0.960%(S)	6 Month BBSW(2)(S)	21,725	88,749	67,024
AUD	67,140	09/04/28	0.920%(S)	6 Month BBSW(2)(S)	(16,303)	162,469	178,772
AUD	22,310	12/16/30	1.000%(S)	6 Month BBSW(2)(S)	216,209	290,503	74,294
AUD	3,040	04/21/40	1.363%(S)	6 Month BBSW(1)(S)	9,148	50,971	41,823
BRL	11,980	01/02/24	4.930%(M)	1 Day BROIS(2)(M)	1,566	(22,548)	(24,114)
BRL	4,820	01/02/25	6.260%(M)	1 Day BROIS(2)(M)	9,577	14,077	4,500
CAD	275,110	12/16/23	1.250%(S)	3 Month CDOR(2)(S)	3,748,741	3,866,507	117,766
CAD	103,650	06/24/24	0.840%(S)	3 Month CDOR(2)(S)	52,344	85,091	32,747
CAD	87,860	09/30/24	0.810%(S)	3 Month CDOR(2)(S)	7,277	(42,009)	(49,286)
A29

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	21,400	06/24/30	1.140%(S)	3 Month CDOR(1)(S)	$ (32,741)	$ 23,475	$ 56,216
CAD	4,000	06/17/50	1.750%(S)	3 Month CDOR(2)(S)	334,004	228,424	(105,580)
CHF	62,520	12/16/27	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	(245,658)	(112,152)	133,506
CHF	45,300	12/16/30	(0.250)%(A)	6 Month CHF LIBOR(2)(S)	244,123	420,389	176,266
CNH	11,970	06/17/25	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	12,048	(10,995)	(23,043)
EUR	10,020	12/16/22	(0.500)%(A)	6 Month EURIBOR(1)(S)	6,538	3,743	(2,795)
EUR	11,930	12/18/23	(0.500)%(A)	6 Month EURIBOR(2)(S)	(16,515)	(12,336)	4,179
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	17,020	98,794	81,774
EUR	117,000	05/19/25	(0.307)%(A)	6 Month EURIBOR(1)(S)	(92,904)	(439,387)	(346,483)
EUR	156,370	12/16/25	(0.250)%(A)	6 Month EURIBOR(1)(S)	(1,480,896)	(1,568,100)	(87,204)
EUR	76,410	12/16/27	(0.250)%(A)	6 Month EURIBOR(1)(S)	(472,975)	(609,149)	(136,174)
EUR	24,655	05/21/30	0.050%(A)	6 Month EURIBOR(2)(S)	136,767	181,211	44,444
EUR	30,100	06/18/30	0.250%(A)	6 Month EURIBOR(1)(S)	(434,975)	(575,120)	(140,145)
EUR	46,710	09/08/30	0.000%(A)	6 Month EURIBOR(1)(S)	17,376	(120,902)	(138,278)
EUR	78,890	12/16/30	(0.250)%(A)	6 Month EURIBOR(1)(S)	690,449	328,153	(362,296)
EUR	560	12/17/35	0.000%(A)	6 Month EURIBOR(1)(S)	850	(3,831)	(4,681)
EUR	11,765	05/21/40	0.260%(A)	6 Month EURIBOR(1)(S)	10,422	25,348	14,926
EUR	14,680	06/19/40	0.750%(A)	6 Month EURIBOR(1)(S)	(804,487)	(841,812)	(37,325)
EUR	890	12/17/40	0.250%(A)	6 Month EURIBOR(2)(S)	36,504	47,393	10,889
EUR	12,620	06/20/50	0.500%(A)	6 Month EURIBOR(1)(S)	(898,014)	(879,442)	18,572
EUR	5,740	12/16/50	0.250%(A)	6 Month EURIBOR(1)(S)	(416,778)	(542,104)	(125,326)
GBP	17,480	12/16/25	0.500%(S)	6 Month GBP LIBOR(1)(S)	(321,642)	(323,408)	(1,766)
GBP	4,690	12/16/27	0.500%(S)	6 Month GBP LIBOR(2)(S)	93,286	86,175	(7,111)
GBP	6,940	06/17/30	0.308%(A)	1 Day SONIA(1)(A)	(77,448)	(151,527)	(74,079)
GBP	1,050	12/16/30	0.750%(S)	6 Month GBP LIBOR(2)(S)	43,324	45,835	2,511
GBP	440	12/17/40	0.750%(S)	6 Month GBP LIBOR(2)(S)	17,340	19,526	2,186
GBP	2,310	12/16/50	0.750%(S)	6 Month GBP LIBOR(2)(S)	125,941	148,448	22,507
KRW	9,481,010	09/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	41,370	10,274	(31,096)
MXN	143,510	12/14/22	4.500%(M)	28 Day Mexican Interbank Rate(2)(M)	2,912	(7,810)	(10,722)
MXN	194,450	12/10/25	5.100%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(15,321)	(15,321)
NOK	953,280	12/16/25	0.750%(A)	6 Month NIBOR(2)(S)	395,936	648,588	252,652
NZD	15,330	03/19/30	1.750%(S)	3 Month BBR(1)(Q)	(429,104)	(475,932)	(46,828)
NZD	5,480	12/16/30	0.500%(S)	3 Month BBR(2)(Q)	(18,989)	(9,276)	9,713
PLN	71,600	12/16/21	0.250%(A)	3 Month WIBOR(1)(Q)	(3,683)	(14,388)	(10,705)
PLN	14,390	12/16/25	0.750%(A)	6 Month WIBOR(2)(S)	(3,030)	39,522	42,552
PLN	14,450	09/17/30	1.552%(A)	6 Month WIBOR(2)(S)	—	36,714	36,714
SEK	591,430	12/16/25	0.000%(A)	3 Month STIBOR(2)(Q)	(220,562)	(250,330)	(29,768)
	226,400	12/18/23	0.750%(S)	3 Month LIBOR(1)(Q)	(3,427,916)	(3,356,307)	71,609
	37,900	07/25/24	—(3)	—(3)	358	23,449	23,091
	1,800	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	57,264	56,771	(493)
	20,190	05/21/30	0.980%(S)	3 Month LIBOR(2)(Q)	26,352	(43,475)	(69,827)
	39,590	06/18/30	1.750%(S)	3 Month LIBOR(2)(Q)	1,468,195	1,379,658	(88,537)
	21,780	05/21/35	1.160%(S)	3 Month LIBOR(1)(Q)	2,361	245,602	243,241
	13,720	06/19/40	1.750%(S)	3 Month LIBOR(2)(Q)	536,983	417,210	(119,773)
	4,720	04/09/45	0.855%(S)	3 Month LIBOR(1)(Q)	19,605	93,643	74,038
	4,740	04/10/50	0.845%(S)	3 Month LIBOR(2)(Q)	(9,854)	(67,036)	(57,182)
	9,600	06/20/50	1.750%(S)	3 Month LIBOR(2)(Q)	420,483	363,674	(56,809)
					$ (470,639)	$ (276,073)	$ 194,566

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30